Loans Restructured as TDR (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 Contract	Sep. 30, 2011 Contract	Sep. 30, 2012 Contract	Sep. 30, 2011 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Financing Receivable, Modifications [Line Items]
Count		4	4	5	7	8
Balance Prior to TDR		$ 904	$ 1,633	$ 2,004	$ 9,113	$ 14,789
Balance after TDR		904	1,633	2,032	8,874	14,789
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count			2	1	4	6
Balance Prior to TDR			997	1,100	5,847	8,683
Balance after TDR			997	1,128	5,811	8,683
Construction
Financing Receivable, Modifications [Line Items]
Count		3		3	1
Balance Prior to TDR		533		533	533
Balance after TDR		533		533	344
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count		1	2	1	2	2
Balance Prior to TDR		371	636	371	2,733	6,106
Balance after TDR		$ 371	$ 636	$ 371	$ 2,719	$ 6,106